Long-Term Debt (Boyd Credit Agreement - Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 14, 2013
Line of Credit Facility [Line Items]
Loss on early extinguishment of debt	$ 40,733,000	$ 1,536,000	$ 28,346,000
Amortization of debt financing costs and discounts on debt	$ 21,308,000	22,377,000	$ 34,126,000
Boyd
Line of Credit Facility [Line Items]
Loss on early extinguishment of debt		20,800,000
Maximum secured leverage ratio	4.25
Line of Credit Facility, Covenant Terms, Minimum Secured Leverage Ratio Allowed	1.00
Debt Instrument, Annual Principal Payment	$ 21,500,000	21,500,000
Debt Instrument, Optional Annual Principal Payment	$ 126,600,000	61,000,000
Line of Credit Facility, Covenant Terms, Minimum Consolidated Interest Coverage Ratio Required	1.00
Boyd | Amended Credit Facility
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity				$ 600,000,000
Revolving Credit Facility and Term Loan | Boyd | Amended Credit Facility
Line of Credit Facility [Line Items]
Additional available borrowing capacity	$ 400,000,000
Revolving Credit Facility | Boyd | Amended Credit Facility
Line of Credit Facility [Line Items]
Additional available borrowing capacity	150,000,000
Swing Loan | Boyd | Amended Credit Facility
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity				100,000,000
Term Loan A | Boyd | Amended Credit Facility
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity				250,000,000
Amortization of debt financing costs and discounts on debt	0.0500
Term Loan B | Boyd | Amended Credit Facility
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity				$ 900,000,000
Amortization of debt financing costs and discounts on debt	0.0100
Letter of Credit | Boyd
Line of Credit Facility [Line Items]
Amount outstanding	7,100,000
Bank Credit Facility | Boyd
Line of Credit Facility [Line Items]
Amount outstanding	1,209,725,000	1,387,425,000
Remaining borrowing capacity	$ 297,200,000
Bank Credit Facility | Incremental Term Loan | Boyd
Line of Credit Facility [Line Items]
Fixed quarterly amortization of principal, percentage	0.25%
Amount outstanding	$ 730,750,000	840,750,000
Bank Credit Facility | Initial Term Loan | Boyd
Line of Credit Facility [Line Items]
Fixed quarterly amortization of principal, percentage	1.25%
Amount outstanding	$ 183,275,000	221,375,000
Bank Credit Facility | Revolving Credit Facility | Boyd
Line of Credit Facility [Line Items]
Amount outstanding	240,000,000	300,000,000
Bank Credit Facility | Swing Loan | Boyd
Line of Credit Facility [Line Items]
Amount outstanding	$ 55,700,000	$ 25,300,000